Income Taxes - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Examination [Line Items]
Deferred tax assets, bermuda economic transition adjustment	$ 90.0	$ 90.0
Effective income tax rate reconciliation, percent	16.90%	(4.20%)	22.20%
Net operating loss carryforwards	$ 27.5	$ 37.6
Corporate interest restriction carryforwards	0.0	0.1
Valuation allowance	$ 2.2	2.2
Electronic transfer account, deferred tax asset expected utilization period	15 years
Electronic transfer account, deferred tax asset expected utilization percent	0.99
Unrecognized tax benefits that would impact effective tax rate	$ 75.0	75.0
Domestic Tax Jurisdiction | His Majesty's Revenue and Customs (HMRC)
Income Tax Examination [Line Items]
Income tax examination, interest accrued	0.0	0.0	$ 0.0
United Kingdom
Income Tax Examination [Line Items]
Net operating loss carryforwards	98.5	149.0
Corporate interest restriction carryforwards	0.0	0.4
Republic of Ireland
Income Tax Examination [Line Items]
Net operating loss carryforwards	$ 5.5	$ 0.0